Income tax - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Balance at beginning of the year	¥ 270,463	¥ 260,535	¥ 252,481
Additions	27,159	36,234	30,101
Reversals	(28,690)	(26,306)	(22,047)
Balance at end of the year	¥ 268,932	¥ 270,463	¥ 260,535